Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments In Associates And Joint Ventures [Line Items]
Disclosure of Detailed Information of Investments in Associates and Joint Ventures

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,747	9,262
VIH	8,219	10,487
Digitel Crossing, Inc., or DCI	674	591
Appcard, Inc.	102	122
Asia Outsourcing Beta Limited, or Beta	35	36
AF Payments, Inc., or AFPI	—	—
ACeS International Limited, or AIL	—	—
Asia Netcom Philippines Corp., or ANPC	—	—
	18,777	20,498
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	32,538	32,541
Multisys	2,538	2,388
Telecommunications Connectivity, Inc., or TCI	10	—
Philippines Internet Holding S.à.r.l., or PHIH	—	—
Beacon	—	—
	35,086	34,929
Total carrying value of investments in associates and joint ventures	53,863	55,427

Changes in the cost of investments for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Balances at beginning of the year	59,519	51,487
Additions during the year	80	13,247
Disposals	—	(5,230)
Translation and other adjustments	(83)	15
Balances at end of the year	59,516	59,519

Changes in the accumulated impairment losses for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Balances at beginning of the year	2,509	4,118
Additional impairment (Note 4)	34	172
Translation and other adjustments	—	(1,781)
Balances at end of the year	2,543	2,509

Disclosure Of Changes In Accumulated Equity Share In Net Earnings Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Balances at beginning of the year	(1,583)	(1,239)
Equity share in net earnings (losses) of associates and joint ventures:	(1,535)	(87)
MediaQuest PDRs	485	90
Multisys	150	—
DCI	83	81
VTI, Bow Arken and Brightshare	35	(60)
Appcard, Inc.	(20)	—
VIH	(2,268)	(260)
AFPI	—	62
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	—	(1)
Disposals	—	(187)
Translation and other adjustments	8	(69)
Balances at end of the year	(3,110)	(1,583)

Summary of Sale of Beacon's Meralco Shares to MPIC

PCEV has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	Selling Price (Php)	Deferred Gain Realized (Php)
	(in millions)
June 6, 2012	282 Preferred Shares	3,563	2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26,200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

Summary of Changes in Allowance for Expected Credit Losses

The following table explains the changes in the allowance for ECLs between the beginning and the end of the year.

	2019
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Total
	(in million pesos)
Balances as at beginning of the year	2	—	—	2
Provisions	1	—	—	1
Financial assets derecognized during the year	(1)	—	—	(1)
Balances at end of the year	2	—	—	2

	2018
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Total
	(in million pesos)
Balances as at beginning of the year	4	—	—	4
Financial assets derecognized during the year	(2)	—	—	(2)
Balances at end of the year	2	—	—	2

Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures

The following tables present the summarized financial information of our individually immaterial joint investments in joint ventures for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Income Statements:
Revenues	367	35	—
Net income	200	15	—
Other comprehensive income	—	—	—
Total comprehensive income	200	15	—

VTI, Bow Arken and Brightshare [Member]
Investments In Associates And Joint Ventures [Line Items]
Summarized Financial Information of VTI Bow Arken and Brightshare

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2019 and 2018, and for the years ended December 31, 2019, 2018 and 2017:

	2019	2018
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	78,004	77,261
Current assets	3,610	3,070
Noncurrent liabilities	11,456	11,193
Current liabilities	2,831	2,678
Equity	67,327	66,460
Carrying amount of interest in VTI, Bow Arken and Brightshare	32,538	32,541
Additional Information:
Cash and cash equivalents	2,590	2,191
Current financial liabilities*	587	607
Noncurrent financial liabilities*	—	—

*	Excluding trade, other payables and provisions.

	2019	2018	2017
	(in million pesos)
Income Statements:
Revenues	3,339	2,505	2,532
Depreciation and amortization	1,337	1,171	1,168
Interest income	64	43	28
Provision for (benefit from) income tax	216	113	(42)
Net income (loss)	70	(120)	110
Other comprehensive income	—	—	—
Total comprehensive income (loss)	70	(120)	110
Equity share in net income (loss) of VTI, Bow Arken and Brightshare	35	(60)	55

Beacon Electric Asset Holdings, Inc. [Member]
Investments In Associates And Joint Ventures [Line Items]
Summary of investment

PCEV made the following investments in Beacon:

Date	Transaction	Number of Shares	Total Consideration (Php)
		(in millions)	(in millions)
March 30, 2010	PCEV subscription to Beacon Common Shares(1)	1,157 Beacon Common Shares	23,130
October 25, 2011	PCEV transfer of remaining Meralco Common Shares to Beacon(2)	69 Meralco Common Shares	15,136
	PCEV subscription to Beacon Preferred Shares	1,199 Beacon Class “A” Preferred Shares	15,136
January 20, 2012	PCEV subscription to Beacon Common Shares	135 Beacon Common Shares	2,700
May 30, 2016	PCEV subscription to Beacon Class “B” Preferred Shares	277 Beacon Class “B” Preferred Shares	3,500
September 9, 2016	Beacon redemption of Class “B” Preferred Shares held by PCEV	198 Beacon Class “B” Preferred Shares	2,500
April 20, 2017	Beacon redemption of Class “B” Preferred Shares held by PCEV	79 Beacon Class “B” Preferred Shares	1,000

(1)	PCEV transferred 154 million Meralco shares at a price of Php150.00 per share or an aggregate amount of Php23,130 million on May 12, 2010.
(2)	The transfer of the Meralco shares were implemented through a special block sale/cross sale in the PSE.

Summary of Sale of Beacon's Meralco Shares to MPIC

Beacon has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	% of Meralco Shareholdings Sold	Price Per Share (Php)	Total Price (Php)	Deferred Gain Realized(1) (Php)
	(in millions)				(in million pesos)
June 24, 2014	56.35	5%	235.00	13,243	1,418
April 14, 2015	112.71	10%	235.00	26,487	2,838

(1)	Since Beacon sold the shares to an entity not included in the PLDT Group, PCEV realized portion of the deferred gain which was recognized when the Meralco shares were transferred to Beacon.

Satventures, Inc. [Member]
Investments In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures as at December 31, 2019 and 2018, and for the years ended December 31, 2019, 2018 and 2017:

	2019	2018
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	21,396	20,712
Current assets	3,662	2,606
Noncurrent liabilities	1,969	3,297
Current liabilities	7,859	5,549
Equity	15,230	14,472
Carrying amount of interest in Satventures	9,747	9,262
Additional Information:
Cash and cash equivalents	1,534	611
Current financial liabilities*	7,859	487
Noncurrent financial liabilities*	1,969	2,239

*	Excluding trade, other payables and provisions.

	2019	2018	2017
	(in million pesos)
Income Statements:
Revenues	7,367	7,339	6,650
Depreciation and amortization	920	936	772
Interest income	4	8	3
Interest expense	235	274	249
Provision for income tax	165	112	71
Net income	308	142	4
Other comprehensive income	—	—	—
Total comprehensive income	308	142	4
Equity share in net income of Satventures	485	90	3

VIH [Member]
Investments In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The summarized financial information of VIH as at and for the years ended December 31, 2019 and 2018 is shown below:

	2019	2018
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	1,184	1,318
Current assets	8,038	11,152
Noncurrent liabilities	35	42
Current liabilities	4,205	2,926
Equity	4,982	9,502

Income Statement:(1)
Revenues	1,291	136
Depreciation and amortization	254	(19)
Interest income	146	14
Benefit from income tax	(4)	(1)
Net loss	(4,576)	(535)
Other comprehensive loss	(124)	(2)
Total comprehensive loss	(4,700)	(537)
Equity share in net loss of VIH	(2,268)	(262)

(1)	Income Statement figures in 2018 pertains to the month of December.

AF Payments, Inc. [Member]
Investments In Associates And Joint Ventures [Line Items]
Summary of investment	The summary of investments in AFPI made by Smart as at December 31, 2019 and 2018 is shown below:
	2019	2018
	(in millions)
Common shares	625.7	625.7
Preferred shares	194.3	124.3

Individually immaterial investments in associates [Member]
Investments In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The following tables present the summarized financial information of our individually immaterial investments in associates for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Income Statements:
Revenues	107	87	87
Net income (loss)	90	(80)	59
Other comprehensive income	—	—	(1)
Total comprehensive income (loss)	90	(80)	58